Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Summary of Detailed Information About Intangible Assets

Details of and movement in items comprising intangible assets are as follows:

(In thousand Euros)	Software	Trademarks, industrial property and customer relationships	Development costs	Other	Total
Balance at January 1, 2022	4,843	831	31,514	122	37,310
Additions	2,409	4	26,807	845	30,065
Disposals	—	—	—	—	—
Business Combination (Note 6)	350	3,613	—	—	3,963
Transfers	—	—	123	(123)	—
Amortization for the year	(1,223)	(363)	(8,908)	—	(10,494)
Translation differences	(2)	(43)	1	—	(44)
Balance at December 31, 2022	6,377	4,042	49,537	844	60,800
Additions	3,413	68	28,478	1,327	33,285
Disposals	—	—	—	—	—
Business Combination (Note 6)	—	16,144	100	—	16,244
Transfers	—	—	2,171	(2,171)	—
Amortization for the year	(1,538)	(807)	(13,848)	—	(16,194)
Translation differences	(1)	(57)	(29)	—	(87)
Balance at December 31, 2023	8,251	19,390	66,408	—	94,049
Cost
At December 31, 2021	6,020	1,004	37,646	122	44,792
At December 31, 2022	8,777	4,578	64,577	844	78,776
At December 31, 2023	12,189	20,733	95,297	—	128,218
Accumulated amortization
At December 31, 2021	(1,177)	(173)	(6,132)	—	(7,482)
At December 31, 2022	(2,400)	(536)	(15,040)	—	(17,976)
At December 31, 2023	(3,938)	(1,343)	(28,888)	—	(34,170)

Summary of the Goodwill Breakdown by CGU

The Goodwill breakdown by CGU as of December 31, 2023 and December 31, 2022 is as follows:

(In thousand Euros)	ARES	Coil	Nordics	Electromaps/ Software	Total
2023	4,424	3,101	2,403	3,457	13,385
2022	5,571	3,503	2,570	3,457	15,101